Accounts Payable and Accrued Liabilities - Summary of accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other current payables [abstract]
Trade payables	$ 65,060	$ 67,107
Taxes payable	10,997	13,205
Accrued expenses	103,315	58,792
Accounts payable and accrued liabilities	$ 179,372	$ 139,104